Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Reconciliation of changes in property, plant and equipment

	Leasehold Improvements	Computer and Peripherals	Furniture and Fixtures	Vehicles	Office Equipment	Total
Gross block
At April 1, 2022	207	326,207	2,182	54,437	27,019	410,052
Additions	-	6,982	345	36,482	376	44,185
Disposals	-	(14,868)	(99)	(19,324)	(2,249)	(36,540)
Effects of movements in foreign exchange rates	21	-	52	-	66	139
At March 31, 2023	228	318,321	2,480	71,595	25,212	417,836
Additions	-	26,598	64	22,392	393	49,447
Disposals	-	(9,975)	-	(2,046)	(2)	(12,023)
Effects of movements in foreign exchange rates	-	-	-	-	-	-
At March 31, 2024	228	334,944	2,544	91,941	25,603	455,260

Depreciation
At April 1, 2022	156	320,288	1,939	41,133	24,539	388,055
Charge for the year	52	3,828	168	8,761	1,500	14,309
Disposals	-	(14,868)	(99)	(13,382)	(2,157)	(30,506)
Effects of movements in foreign exchange rates	19		52	-	65	136
At March 31, 2023	227	309,248	2,060	36,512	23,947	371,994
Charge for the year	-	5,591	121	13,868	757	20,336
Disposals	-	(9,975)	-	(930)	-	(10,905)
Effects of movements in foreign exchange rates	-	-	-	-	-	-
At March 31, 2024	227	304,864	2,181	49,450	24,704	381,425

Net block
At March 31, 2023	1	9,072	421	35,083	1,265	45,843
At March 31, 2024	1	30,080	363	42,491	900	73,835